Property, Plant and Equipment (Details) - Schedule of carrying amount recognized assets carried under cost model - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment (Details) - Schedule of carrying amount recognized assets carried under cost model [Line Items]
Carrying amount of recognized assets	$ 99,360	$ 92,971
Machinery [member]
Property, Plant and Equipment (Details) - Schedule of carrying amount recognized assets carried under cost model [Line Items]
Carrying amount of recognized assets	95,922	89,755
Motor Vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of carrying amount recognized assets carried under cost model [Line Items]
Carrying amount of recognized assets	35	33
Office Equipment [Member]
Property, Plant and Equipment (Details) - Schedule of carrying amount recognized assets carried under cost model [Line Items]
Carrying amount of recognized assets	2,663	2,492
Furniture and fixtures [Member]
Property, Plant and Equipment (Details) - Schedule of carrying amount recognized assets carried under cost model [Line Items]
Carrying amount of recognized assets	$ 739	$ 692